DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS
Schedule of maturities of certificates of deposits

(Dollars in thousands)
2013	$109,239
2014	32,423
2015	14,793
2016	16,240
2017	12,780
Thereafter	2

$185,477